Institutional Class | Thrivent Money Market Fund
Thrivent Money Market Fund AALXX
Investment Objective
Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Thrivent Money Market Fund
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		Institutional Class Thrivent Money Market Fund
Management Fees		0.49%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.10%
Total Annual Fund Operating Expenses		0.59%
Less Expense Reimbursement	[1]	0.10%
Net Annual Fund Operating Expenses		0.49%
[1]	The Adviser has contractually agreed, through at least February 28, 2014, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Money Market Fund equal in the aggregate to 0.10% of the average daily net assets of the Institutional Class shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Thrivent Money Market Fund	50	179	319	728

Principal Strategies
The Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Fund’s Adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows and solid capital levels, are leaders in their industry and have experienced management.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell.

The Adviser manages the Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price. Those rules generally require the Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the rules require the Fund to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. When calculating its WAM, the Fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally, the Fund may not take into account these resets when calculating its WAL.

Under the rules, at least 97% of the Fund’s total assets must be invested in “first tier” securities. First-tier securities generally must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security or, if they have not received a short-term rating, determined to be of comparable quality). First-tier securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of the Fund’s assets will be invested in securities rated within the two highest rating categories by at least two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined to be of comparable quality) or kept in cash.
Principal Risks
The Fund is subject to the following principal investment risks:

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund. Credit risk is expected to be low for the Money Market Fund because of its emphasis on high quality, short-term money market securities.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal. The success of the Fund’s investment strategy depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Fund invests. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Financial Services Industry Risk. The Fund’s portfolio invests in securities issued and/or backed or enhanced by companies in the financial services industry, such as banks, insurance companies and other companies principally engaged in financial services activities. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Financial services companies are subject to increasingly extensive government regulation, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge. Their profitability can, as a result, be significantly impacted. In addition, changes in the credit quality of a financial services company or such company’s failure to fulfill its obligations could cause a Fund’s investments in securities backed by guarantees, letters of credit, insurance or other credit or liquidity enhancements issued or provided by such company to decline in value. Credit and liquidity enhancements are designed to help assure timely payment of a security and do not protect the Fund or its shareholders from losses caused by declines in a security’s market value due to changes in market conditions. In addition, having multiple portfolio securities’ credit or liquidity enhanced by the same financial services company increases the potential adverse effects on the Fund that can result from a downgrading of, or a default by, such financial services company.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods. The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q4 ‘07	+1.29%
Worst Quarter:	Q4 ‘12	0.00%

The 7-day yield for the period ended December 31, 2012 for the Fund Class I shares was 0.00%. To obtain current yield information, you may contact the Fund at (800) THRIVENT.
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Thrivent Money Market Fund	none	0.67%	1.77%

The Fund attempts to maintain a stable net asset value per share of $1.00.